BORROWINGS	12 Months Ended
Dec. 31, 2015
Federal Home Loan Banks [Abstract]
BORROWINGS

NOTE 11 – BORROWINGS

The Bank has established a borrowing line with the FHLB of Dallas. As of December 31, 2015 and 2014, the Bank had outstanding advances totaling $13.0 million and $12.5 million, respectively, carrying interest rates from 0.18% to 0.51%. As of December 31, 2015, the Bank had unused credit available under the FHLB blanket pledge agreement of $101.9 million. The following are maturities of outstanding FHLB advances at December 31, 2015 and 2014:

	At December 31,
Maturity	2015	2014
Year one	$13,000,000	$12,500,000
Year two	-	-
Year three	-	-
Year four	-	-
Year five	-	-
Thereafter	-	-

	$13,000,000	$12,500,000

The Bank has two lines of credit available with other financial institutions of $6.0 and $2.0 million, respectively.

In an effort to improve the future net interest margin, in December 2014 the Bank prepaid $6.4 million of long term FHLB advances with average interest rates of 4.0% and incurred prepayment penalties of $532,000.